Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Financial Liabilities [abstract]
Schedule of Financial Liabilities

At December 31,	2018	2017
Current portion of long-term debt – Export Development Canada (note 20)	$1,983	$2,470
Current portion of long-term debt – Province of Ontario (note 20)	628	622
Warrants	11	409
Deferred share unit liability (note 22)	730	1,406
Current portion of capital lease (note 20)	7	6
Total financial liabilities	$3,359	$4,913

Schedule of Weighted Average Assumptions of Warrants

At December 31,	2018	2017
Risk-free interest rate (%)	1.86%	1.68%
Expected volatility (%)	60.1%	55.3%
Expected life in years	0.35	0.38
Expected dividend	Nil	Nil